SCHEDULE OF SEGMENT REPORTING (Details) (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Assets	[1]	$ 41,560	$ 73,279
Corporates [Member]
IfrsStatementLineItems [Line Items]
Assets	[1]	26,251	32,382
Previously stated [member] | Corporates [Member]
IfrsStatementLineItems [Line Items]
Assets			10,217
MEXICO
IfrsStatementLineItems [Line Items]
Assets	[1]	$ 15,309	40,897
MEXICO | Previously stated [member]
IfrsStatementLineItems [Line Items]
Assets			$ 63,062

[1]	Certain comparative period balances related to deferred income tax have been reallocated between segments to conform with the current period allocation. As a result, total assets for Mexico and Corporate as at December 31, 2020, previously reported as $